Other equity instruments (Details) £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Other equity instruments
Beginning Balance		£ 6,491
Redemption of Additional Tier 1 securities		(1,481)
Additional Tier 1 securities issued		395	£ 1,131
Ending Balance		5,406	£ 6,491
US dollar notes, nominal
Other equity instruments
Additional Tier 1 securities issued	$ 500	£ 396